Shareholder Report, Average Annual Return (Details)	11 Months Ended
Nov. 30, 2025
C000256190 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.74%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.24%